FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Asset Management, Inc.
Address: 	5530 Wisconsin Avenue
         		Suite 1500
         		Chevy Chase, MD 20815

13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Arthur A. Adler, Jr.
Title:    	President
Phone:    	301 656-2060
Signature, Place, and Date of Signing:

    Arthur A. Adler, Jr.             Chevy Chase, MD  January 27, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	0

Form 13F Information Table Entry Total:   	117

Form 13F Information Table Value Total:   	$185,947



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Dodge & Cox Stock Fund                          256219106     1065 9361.274 SH       SOLE                 9361.274
Federated Govt Ultra Dur                        31420B102      119 59707.663SH       SOLE                59707.663
First Eagle Trust Fd of Amer C                  32008F838      298 12434.234SH       SOLE                12434.234
Longleaf Partnrs Small Cap Val                  543069207     3005 104295.193SH      SOLE               104295.193
MFS High Income A                               552984106       81 20546.202SH       SOLE                20546.202
MFS Spcl Value Tr SBI                           55274E102      129 12000.000SH       SOLE                12000.000
Managers Special Equity Fund                    561717208     2092 26658.331SH       SOLE                26658.331
Muni Mtge & Eq LLC Grw Shs                      62624B101      511 20650.000SH       SOLE                20650.000
S&P's Depositary Receipts                       78462F103     4024 36161.000SH       SOLE                36161.000
TIAA-CREF Social Equity Fund                    872447800      244 29498.525SH       SOLE                29498.525
Vanguard Equity-Adm #565                        921921300      461 9856.574 SH       SOLE                 9856.574
Vanguard Index -Adm #540                        922908710     1420 13829.260SH       SOLE                13829.260
Vanguard Intl Growth-Adm #581                   921910501      778 15176.672SH       SOLE                15176.672
Vanguard Morgan Growth Fund                     921928107      174 11711.330SH       SOLE                11711.330
Vanguard Primecap-Adm #559                      921936209      999 18162.234SH       SOLE                18162.234
Vanguard Total Stock Mkt Fd                     922908306      310 11934.378SH       SOLE                11934.378
3Com Corporation               COM              885535104     1586   194125 SH       SOLE                   194125
3M Company                     COM              88579Y101      378     4450 SH       SOLE                     4450
Abbott Laboratories            COM              002824100      533    11437 SH       SOLE                    11437
American Express Comp          COM              025816109     3680    76311 SH       SOLE                    76311
Amerisource Bergen Corn        COM              03073E105     2091    37240 SH       SOLE                    37240
Amgen Inc.                     COM              031162100      257     4156 SH       SOLE                     4156
Anheuser-Busch Co              COM              035229103     2545    48320 SH       SOLE                    48320
Archstone Smith Trust          COM              039583109      420    15010 SH       SOLE                    15010
BB&T Corp                      COM              054937107      293     7572 SH       SOLE                     7572
BJ Services Company            COM              055482103     1667    46425 SH       SOLE                    46425
BP PLC ADS                     COM              055622104     1011    20496 SH       SOLE                    20496
Bank of America Corp.          COM              060505104     4028    50084 SH       SOLE                    50084
Bank of New York Co.           COM              064057102      704    21254 SH       SOLE                    21254
Beckman Coulter Inc            COM              075811109     1734    34120 SH       SOLE                    34120
BellSouth Corp                 COM              079860102      218     7712 SH       SOLE                     7712
Berkshire Hathaway A           COM              084670108      421        5 SH       SOLE                        5
Berkshire Hathaway B           COM              084670207     4704     1671 SH       SOLE                     1671
Brinker International          COM              109641100     1579    47615 SH       SOLE                    47615
Capital Auto REIT              COM              139733109      256     8000 SH       SOLE                     8000
Carrollton Bancorp             COM              145282109      355    19952 SH       SOLE                    19952
ChevronTexaco Corp             COM              166764100      255     2950 SH       SOLE                     2950
Choice Hotels Intl             COM              169905106      275     7812 SH       SOLE                     7812
Cisco Systems Inc.             COM              17275R102      459    18963 SH       SOLE                    18963
Citigroup Inc                  COM              172967101     6030   124219 SH       SOLE                   124219
Coca-Cola Company              COM              191216100      773    15225 SH       SOLE                    15225
Colgate-Palmolive Co           COM              194162103      475     9496 SH       SOLE                     9496
Comcast Cl A Special           COM              20030N200     2380    76066 SH       SOLE                    76066
Cosmetic Center Cl C           COM              221234305        0   113475 SH       SOLE                   113475
Danaher Corporation            COM              235851102     1115    12150 SH       SOLE                    12150
Dell Inc                       COM              24702R101      341    10027 SH       SOLE                    10027
Diamonds Trust ser 1           COM              252787106      254     2425 SH       SOLE                     2425
Dominion Resources             COM              25746U109      247     3874 SH       SOLE                     3874
E.I. DuPont de Nemour          COM              263534109     4245    92510 SH       SOLE                    92510
Eli Lilly & Co.                COM              532457108     4237    60248 SH       SOLE                    60248
Equity Residential             COM              29476L107     2630    89108 SH       SOLE                    89108
Exxon Mobil Corporation        COM              30231G102     2924    71312 SH       SOLE                    71312
FPL Group Inc.                 COM              302571104     4267    65218 SH       SOLE                    65218
First Data Corporation         COM              319963104     2502    60900 SH       SOLE                    60900
Gannett Co. Inc.               COM              364730101     2405    26978 SH       SOLE                    26978
General Electric Co            COM              369604103    10714   345826 SH       SOLE                   345826
Gillette Company               COM              375766102      511    13924 SH       SOLE                    13924
Glaxo Smithkline ADS           COM              37733W105      412     8844 SH       SOLE                     8844
Goldman Sachs Group Inc        COM              38141G104     4516    45740 SH       SOLE                    45740
Heilig Meyers Co               COM              422893107        1   537283 SH       SOLE                   537283
IBM Corp                       COM              459200101     4507    48626 SH       SOLE                    48626
Illinois Tool Works            COM              452308109     1934    23050 SH       SOLE                    23050
Intel Corporation              COM              458140100      643    20075 SH       SOLE                    20075
J Hancock Regional Bk Fd Cl A  COM              409905106      250     6013 SH       SOLE                     6013
Jacobson Resonance Ent Rst     COM                               0    35000 SH       SOLE                    35000
Jacobson Resonance Enterp      COM              469830103        2   127500 SH       SOLE                   127500
John Hancock Fincl Svcs        COM              41014S106      361     9620 SH       SOLE                     9620
Johnson & Johnson              COM              478160104     4119    79728 SH       SOLE                    79728
Kimberly-Clark Corp.           COM              494368103      414     7000 SH       SOLE                     7000
Kraft Foods Inc                COM              50075N104     2791    86619 SH       SOLE                    86619
Kronos Inc.                    COM              501052104      273     6885 SH       SOLE                     6885
Lockheed Martin Corp.          COM              539830109     3253    63293 SH       SOLE                    63293
Lowes Companies Inc.           COM              548661107      324     5849 SH       SOLE                     5849
Mack-Cali Realty Corp          COM              554489104      281     6750 SH       SOLE                     6750
Manor Care Inc.                COM              564055101      837    24198 SH       SOLE                    24198
Marriott Intl Inc.             COM              571903202      779    16864 SH       SOLE                    16864
Mercantile Bankshares          COM              587405101      315     6905 SH       SOLE                     6905
Merck & Co. Inc.               COM              589331107     1242    26875 SH       SOLE                    26875
Merrill Lynch Pharma Holders   COM              71712A206      294     3700 SH       SOLE                     3700
Microsoft Corporation          COM              594918104     3843   140406 SH       SOLE                   140406
Mills Corporation              COM              601148109      790    17950 SH       SOLE                    17950
North Track PSE Tech 100 Indx  COM              663038875      998    48849 SH       SOLE                    48849
Northrop Grumman Corp          COM              666807102      924     9664 SH       SOLE                     9664
Oshkosh Truck Corpora          COM              688239201     2024    39670 SH       SOLE                    39670
Pelican Financial Inc          COM              705808103      356    29134 SH       SOLE                    29134
Pfizer Inc.                    COM              717081103     6830   193324 SH       SOLE                   193324
Polyair Tires Inc              COM              73168H107        0   142856 SH       SOLE                   142856
Popular Inc.                   COM              733174106      399     8888 SH       SOLE                     8888
Procter & Gamble Co.           COM              742718109     3717    37219 SH       SOLE                    37219
Riggs National Corp.           COM              766570105      253    15331 SH       SOLE                    15331
Royal Bank of Canada           COM              780087102     1402    29413 SH       SOLE                    29413
Royal Dutch Petroleum          COM              780257804      251     4800 SH       SOLE                     4800
SAP Aktienge                   COM              803054204     1212    29155 SH       SOLE                    29155
SPDR Cons Staples Sel          COM              81369Y308     2014    92461 SH       SOLE                    92461
SPDR Energy Sel Sectr          COM              81369Y506     3931   142701 SH       SOLE                   142701
SPDR Financial Sel Sectr       COM              81369Y605      202     7175 SH       SOLE                     7175
Schlumberger Ltd.              COM              806857108      204     3730 SH       SOLE                     3730
Sirius Satellite Radio Inc     COM              82966U103       71    22500 SH       SOLE                    22500
Southern Fincl Bancor          COM              842870107      599    13915 SH       SOLE                    13915
St. Paul Companies             COM              792860108     2641    66615 SH       SOLE                    66615
Stone Energy Corp              COM              861642106     1765    41575 SH       SOLE                    41575
Taro Pharmaceut                COM              M8737E108     2089    32380 SH       SOLE                    32380
Texas Instruments              COM              882508104      819    27879 SH       SOLE                    27879
Tidalwave Holdings Inc         COM              886352103        0    10000 SH       SOLE                    10000
Time Warner Inc New            COM              887317105      261    14500 SH       SOLE                    14500
United Parcel Srvc B           COM              911312106     3316    44480 SH       SOLE                    44480
V.F. Corporation               COM              918204108     2468    57070 SH       SOLE                    57070
Vanguard Energy Fund-Adm #551  COM              921908802     1615    28815 SH       SOLE                    28815
Vanguard Health Care Port      COM              921908307      229     1899 SH       SOLE                     1899
Verizon Communication          COM              92343V104      475    13543 SH       SOLE                    13543
Viacom Inc Cl B                COM              925524308     3559    80204 SH       SOLE                    80204
Wachovia Bank                  COM              929903102     2242    48112 SH       SOLE                    48112
Wal-Mart Stores Inc.           COM              931142103     3562    67152 SH       SOLE                    67152
Walt Disney Company            COM              254687106      316    13561 SH       SOLE                    13561
WellPoint Health Netw          COM              94973H108     3399    35045 SH       SOLE                    35045
Wells Fargo & Co               COM              949746101     4161    70650 SH       SOLE                    70650
Wyeth                          COM              983024100     4250   100115 SH       SOLE                   100115